Loans and other financial assets at amortized cost - Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted due from financial institutions [Line Items]
Total	₩ 1,468,257	₩ 1,579,481
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	414,008	316,280
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 248,704	₩ 77,835
Reason of restriction	Reserve deposits	Reserve deposits
Counterparty	Korea Federation of Savings Bank and others	Korea Federation of Savings Bank and others
Due from banks in local currency | Securities trading
Restricted due from financial institutions [Line Items]
Total	₩ 165,304	₩ 238,445
Reason of restriction	Customer deposit refund reserve and futures trading margin and others	Customer deposit refund reserve and futures trading margin and others
Counterparty	Korea Exchange Co.,Ltd. and Korea Securities Finance Corporation and others	Korea Securities Finance Corporation
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,054,249	₩ 1,263,201
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 149,279	₩ 169,064
Reason of restriction	Reserve deposits and others	Reserve deposits and others
Counterparty	National Bank of Cambodia and others	National Bank of Cambodia and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 129,141	₩ 284
Reason of restriction	Federal Reserve Discount Window	Usage deposits for fund settlement system and others
Counterparty	Toronto Dominion Bank, New York, and others	National Bank of Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 775,829	₩ 1,093,853
Reason of restriction	CSA collateral and others	CSA collateral and others
Counterparty	GOLDMAN SACHS INTL., LON and others	BNP-PARIBAS, PAR and others